Critical accounting estimates, assumptions, and judgements	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Critical accounting estimates, assumptions, and judgements

3. Critical accounting estimates, assumptions, and judgements

Estimates, assumptions and judgements are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

3.1	Critical accounting estimates and assumptions

There was no critical accounting estimates and assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

3.2	Critical judgements in applying the entity’s accounting policies

(i)	Business combination of entities in which the Group holds common control

Common control in entities identified as subsidiaries.

The Group considers that it established controls in the entities on January 1, 2022 even though the Group’s effective shareholding interest is only put into effect after. This is because the Group, prior to the re-organisation as mentioned in Note 1, in substance was controlled by the same controlling party pursuant to letters of management services signed which had effectively transferred the operational control and decision-making authority to Mr. Muzahid Shah. As a result, the Group applied business combination under common control or pooling-of-interest method using guidance from U.S. GAAP, e.g. ASC 805 and ASC 810, in the absence of such guidance under IFRS.

The Group’s accounting policy for basis of combination is disclosed in Note 2.2.

(ii)	Principal versus Agent judgement in revenue recognition from managed and professional services

Revenue from managed and professional services are recognized when obligation of the services is satisfied to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services. Significant judgement was applied when determining whether the Group is a principal or an agent in recognizing the revenue.

The Group has the primary responsibility in the provision of services. The Group also has full authority in negotiating, setting the fees and invoicing the customers. Accordingly, the Group has full control on both managed and professional services it offers to the customers and is a principal in the contracts. The Group recognizes revenue at the gross amount it is entitled to from its customers.

(ii)	Measurement of impairment of financial assets

The Group uses a provision matrix to calculate estimated credit losses (ECLs) for trade receivables, which is based on the analysis of historic credit losses and taking into account future economic expectations.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. The historical observed default rates are updated and changes in the forward-looking estimates are analyzed at every end of the reporting period.